TAXES ON INCOME (Reconciliation of Theoretical Tax Expense to Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income before taxes as reported	$ 4,070	$ 2,811	$ 7,133
Statutory tax rate	25.00%	26.50%	26.50%
Increase (reduction) in income taxes resulting from
Theoretical tax benefit computed at the statutory rate (25% and 26.5% for the years 2016, 2015 and 2014, respectively)	$ 1,018	$ 745	$ 1,890
Income tax at rate other than the Ltd. statutory tax rate	(163)	5	14
Tax adjustments in respect of currency translation	86	42	121
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	591	463
Realization of carry forward losses			(769)
Taxes for previous years		45
Other non-deductible expenses	95	309	246
Income tax expense	$ 1,627	$ 1,609	$ 1,502